Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Range Cancer Therapeutics ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Range Cancer Therapeutics ETF NAV
Account Value	$ 6,667	$ 5,337	$ 6,860	$ 12,596	$ 10,942	$ 7,960	$ 10,480	$ 10,312	$ 9,668
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Range Cancer Therapeutics ETF Market
Account Value	$ 6,680	5,325	6,870	12,609	10,956	7,934	10,459	10,327	9,669
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,109	26,042	22,461	25,301	19,290	15,819	15,370	12,845	11,051
Range Oncology Therapeutics Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Range Oncology Therapeutics Index
Account Value	$ 7,178	$ 5,693	$ 7,256	$ 13,201	$ 11,376	$ 8,222	$ 10,747	$ 10,487	$ 9,779